Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Currency translation	$ (45)	$ (16)	$ (5)
Defined benefit pension and retiree health benefit plans	(16)	(11)	34
Ending Balance, Defined Benefit Pension and Retiree Health Benefit Plans	45
Other Comprehensive Income (Loss), Interest Rate Hedges	(33)	(3)	20
Beginning balance, Accumulated Other Comprehensive Loss	(43)	(18)	(47)
Other Comprehensive Income (Loss), Accumulated Other Comprehensive Loss	(94)	(30)	49
Provision for income taxes related to other comprehensive income items	(18)	(5)	20
Ending Balance, Accumulated Other Comprehensive Loss	(119)	(43)	(18)
Currency Translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance, Currency Translation	(36)	(20)	(15)
Currency translation	(45)	(16)	(5)
Ending Balance, Currency Translation	(81)	(36)	(20)
Defined Benefit Pension and Retiree Health Benefit Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(15)	(8)	(29)
Defined benefit pension and retiree health benefit plans	(16)	(11)	34
Provision for income taxes, Defined Benefit Pension and Retiree Health Benefit Plans	6	4	(13)
Ending Balance, Defined Benefit Pension and Retiree Health Benefit Plans	(25)	(15)	(8)
Interest Rate Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance, Interest Rate Hedges	8	10	(3)
Other Comprehensive Income (Loss), Interest Rate Hedges	(33)	(3)	20
Provision for income taxes, Interest Rate Hedges	12	1	(7)
Ending Balance, Interest Rate Hedges	$ (13)	$ 8	$ 10